CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Stock Par Value (in dollars per share)	$ 0.001	$ 0.001
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares Issued	22,412,000	22,412,000	2,412,000
Common Stock, Shares, Outstanding	22,412,000	22,412,000	2,412,000